Tax Receivable Agreement (Details)	Oct. 06, 2023 $ / shares
Tax Receivable Agreement [Line Items]
Tax benefits percentage	85.00%
Price per share	$ 12
Class A Common Stock [Member]
Tax Receivable Agreement [Line Items]
Price per share	$ 0.0001